Income Taxes (The Consist of Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	$ 4,502	$ 1,300
Deferred tax assets, Non-current	4,943	5,873
Valuation allowance, Current	(2,747)	(689)
Valuation allowance, Non-current	(3,175)	(3,185)
Deferred tax liabilities, Current	(655)	(648)
Deferred tax liabilities, Non-current	(8,790)	(9,735)
Deferred tax assets (liabilities), Current	3,847	652
Deferred tax assets (liabilities), Noncurrent	(3,847)	(3,862)
Federal [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	6,329	1,390
Deferred tax assets, Non-current	7,230	8,256
Deferred tax liabilities, Current	(477)	(469)
Deferred tax liabilities, Non-current	(6,615)	(7,311)
State [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	886	563
Deferred tax assets, Non-current	868	786
Deferred tax liabilities, Current	(124)	(122)
Deferred tax liabilities, Non-current	(1,697)	(1,886)
Foreign [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	34	36
Deferred tax assets, Non-current	20	16
Deferred tax liabilities, Current	(54)	(57)
Deferred tax liabilities, Non-current	$ (478)	$ (538)